UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31,

Date of reporting period:  JUNE 30, 2008



ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JUNE 30, 2008

[LOGO OF USAA]
   USAA(R)

                         USAA TOTAL RETURN
                                STRATEGY Fund(R)

                                    [GRAPHIC OF USAA TOTAL RETURN STRATEGY FUND]

              S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
     JUNE 30, 2008

--------------------------------------------------------------------------------

                     IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

MANAGERS' COMMENTARY                                                          4

INVESTMENT OVERVIEW                                                           7

FINANCIAL INFORMATION

    Portfolio of Investments                                                 12

    Notes to Portfolio of Investments                                        29

    Financial Statements                                                     30

    Notes to Financial Statements                                            33

EXPENSE EXAMPLE                                                              51

ADVISORY AGREEMENTS                                                          53

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2008, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                            "

                                            WEALTH GENERALLY IS CREATED OVER A
[PHOTO OF CHRISTOPHER W. CLAUS]           LIFETIME OF HARD WORK, DILIGENT SAVING
                                         AND INVESTING, WHICH INCLUDES ADDING TO
                                             INVESTMENTS WHEN PRICES ARE LOW.

                                                            "
                                                                       July 2008
--------------------------------------------------------------------------------

         No doubt about it. It's a tough time to be an investor. But is it as hazardous as the media would have us believe? Is it time to stop investing in stocks? In my opinion, the answer is no. What's more, I think that most people will look back at this period and say that, despite the economic challenges, there were some great buying opportunities.

         All the same, the experience has been unpleasant. With the major stock indexes down by more than 20% at the time of this writing, investors officially are in a bear market. The downturn in the housing markets, a liquidity crunch, tighter credit requirements, the rapid increase in oil, commodity, and food prices - all have had an impact on the equity markets. While the U.S. economy may not be in a recession officially, it certainly feels like one.

         I believe the day of reckoning has finally arrived for the consumer. For years, Americans put thousands of dollars on credit cards and saved little. But recent events have forced many of them to change their habits. As banks tighten their lending and credit standards, people are managing their debt more carefully and even may start saving more. Soaring oil prices have Americans driving less, switching to hybrid vehicles, joining car pools, and making greater use of public transportation.

         These societal shifts could turn out to be permanent. Although the adjustment may be painful at first, I believe the country will benefit in the long run. This nation of innovators is already looking for ways to develop alternative fuels and design new modes of transportation, efforts which may bring attractive investment opportunities.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         The current downturn also offers opportunities. Wealth generally is created over a lifetime of hard work, diligent saving and investing, which includes adding to investments when prices are low. If you are a long-term investor, know your risk tolerance, and have a suitable asset allocation strategy, consider taking advantage of current low share prices. Under the circumstances, investing a set amount each month - or dollar-cost averaging - could be a prudent approach.

         Index investing remains a sensible equity strategy for long-term investors who are willing to let their money work for them over multiple market cycles. While index investors experience downturns similar to the index, they will also participate in any rebound.
         Diversification and low expenses are two other benefits of an index fund.

         This downturn may be difficult, but longer term investors may be well-positioned to wait it out. Patience, as always, is essential. We believe that we have one of the finest teams of index fund managers in the business, and you can rest assured that they will continue to work hard on your behalf. If you are concerned or want to revisit your investment plan, our investment representatives stand ready to help you
         - at no charge.

         Thank you once again for your business and the opportunity to serve your investment needs.

         Sincerely,

         /s/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board
         USAA Mutual Funds Trust

         SYSTEMATIC INVESTMENT PLANS DO NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS IN DECLINING MARKETS. DOLLAR-COST AVERAGING INVOLVES CONTINUOUS INVESTMENT IN SECURITIES REGARDLESS OF FLUCTUATING PRICE LEVELS OF SUCH SECURITIES. INVESTORS SHOULD CONSIDER THEIR FINANCIAL ABILITY TO CONTINUE PURCHASES THROUGH PERIODS OF LOW PRICE LEVELS.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

USAA Investment Management Company  Deutsche Investment Management Americas Inc.
   RONALD B. SWEET, CFA                (U.S. Stocks)
   (Exchange-Traded Funds)             ROBERT WANG
                                       JAMES FRANCIS, CFA*
   TONY ERA                            JULIE ABBETT
   (Money Market Instruments)

Credit Suisse Securities (USA) LLC's
   Volaris Volatility Management
   Group (Index Options)
   YIRONG LI, CFA
   STU ROSENTHAL, CFA               *Effective July 1, 2008, Mr. Francis
                                    replaced Ms. Chen.
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 For the six months ended June 30, 2008, the USAA Total Return Strategy Fund had a total return of -1.80%. This compares to returns of -11.90% for the S&P 500 Index and -4.65% for the Lipper Flexible Portfolio Funds Index.

HOW WOULD YOU CHARACTERIZE THE SIX MONTHS IN GLOBAL FINANCIAL MARKETS?

                 Obviously, it was a very difficult period for stocks as well as for many types of bonds. Against the backdrop of the ongoing credit crisis, the U.S. economy came to a standstill, with the slightly positive reported gross domestic product (GDP) growth proving insufficiently robust to support earnings. The combination of falling earnings and serious declines in consumer and investor confidence amid high oil prices and rising inflation expectations pushed the S&P 500 Index down close to bear-market territory. Overseas developed and emerging stock markets as a group performed in line with those in the United States. The bond market as measured by the Lehman Brothers U.S. Aggregate Bond Index had a positive total return of 1.13%, but this masked a continuing divergence between safe-haven U.S. Treasury bonds and those areas of the bond market with credit risk.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 8 FOR BENCHMARK DEFINITIONS.

                 THE UNMANAGED LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX COVERS THE U.S. INVESTMENT-GRADE RATED BOND MARKET, INCLUDING GOVERNMENT AND CREDIT SECURITIES, AGENCY MORTGAGE PASS-THROUGH SECURITIES, ASSET-BACKED SECURITIES, AND COMMERCIAL MORTGAGE-BACKED SECURITIES THAT HAVE REMAINING MATURITIES OF MORE THAN ONE YEAR.

 . . . C O N T I N U E D
========================--------------------------------------------------------

HOW DID THE FUND MANAGE TO TURN IN SUCH STRONG RELATIVE PERFORMANCE FOR THE REPORTING PERIOD?

                 The Fund did exactly what it is supposed to do - avoid the big losses associated with a bear market. The Fund's objective is to provide a positive total return every calendar year while outperforming the S&P 500 Index over a full market cycle. In past reports to shareholders, we've had to explain that it is normal and expected for the Fund to underperform the S&P 500 Index in a bull market and then outperform significantly in a bear market, which is what has happened.

ARE WE IN A BEAR MARKET?

                 A bear market is defined as a price drop of 20% or more from the high. The S&P 500 Index reached a high of 1,565.15 on October 9, 2007, and fell to a low of 1,278.38 on June 27, 2008, a drop of 18.32%. So, although the index technically did not fall into a bear market during the January 1, 2008, through June 30, 2008, reporting period, it came very close.

HOW DID YOU MANAGE THE FUND IN THIS ENVIRONMENT?

                 We have three tools at our disposal and each proved useful and added to performance relative to the S&P 500 Index during the reporting period.

                 The first is a market-neutral strategy managed by Deutsche Investment Management Americas Inc., in which about 20% of the Fund's assets are invested primarily in long and short positions of common stock of large U.S. companies. The market-neutral strategy had a positive total return of 6.86% for the six months ended June 30, 2008, so it served its purpose of providing diversification to the Fund very well and was a big factor in our ability to outperform the S&P 500 Index significantly.

                 About 80% of the Fund's assets are invested either in stocks, bonds or cash according to a set of proprietary indicators that were refined in 2007 to be more market-sensitive. These indicators were very helpful during the reporting period, because stocks traded rather violently but within a trading range, hitting a low in January,

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 another in March, and then again in June. While the timing wasn't perfect, the indicators generally gave us confidence to invest in vehicles that seek to replicate the S&P 500 Index near market lows and then sell near market highs.

                 Finally, we employed an S&P 500 Index option-based risk-management strategy from Credit Suisse Securities (USA) LLC's Volaris Volatility Management Group (Volaris Group), using collars on the S&P 500 Index to seek to limit the downside (and upside) on a portion of the Fund's assets. Our goal is to keep at least 20% of the Fund collared at all times, based on the notional amount of the options contracts, and increase the use of collars when our proprietary indicators go negative, allowing us to remain invested in stocks knowing that we have sought to limit downside risk.

WHAT ABOUT ACHIEVING THE OBJECTIVE OF PROVIDING A POSITIVE TOTAL RETURN FOR THE FULL CALENDAR YEAR?

                 We are focused on both of the Fund's objectives and continue to look for new ways to achieve them. Since the Fund's inception in January 2005, we have always achieved the objective of providing a positive calendar-year return and have asked shareholders for patience in terms of giving us a full market cycle to judge performance against the S&P 500 Index. In terms of this calendar year, we still have half of the year left and believe we have a good probability of achieving the Fund's objective. Looking back, the Fund was down almost 3% in the first quarter of 2007 but still managed a positive return for the full year.

                 The Fund's overall strategy is premised on the fact that losses hurt more than gains help, and that big losses are what cause underperformance over a full market cycle. We're very happy with the progress we've made in refining the proprietary indicators and adding the market-neutral strategy and collars. The collar and the global tactical asset allocation overlay strategy described in the Fund's most recent prospectus are two strategies that we can use to seek to improve the Fund's ability to outperform the S&P 500 Index while attempting to further reduce the overall risk profile.

                  All of us at USAA appreciate your continued investment in the Fund.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA TOTAL RETURN STRATEGY FUND (Ticker Symbol:USTRX)

OBJECTIVE
--------------------------------------------------------------------------------

          Seeks a positive return every calendar year and over the long term (five years and more) to achieve returns greater than the S&P 500 Index with less risk.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

          One portion of the Fund's assets is shifted among stocks, investment-grade bonds, or cash equivalents, generally investing at any given time in either (1) stocks through the use of stock-based exchange-traded funds (ETFs), (2) investment-grade bonds through either ETFs or direct investment, or (3) cash equivalents through direct investment in short-term, high-quality money market instruments or money market funds. Another portion of the Fund's assets is invested in long and short positions of common stock of large U.S. companies. The Fund also may utilize an index option-based strategy and a global tactical asset allocation overlay strategy.

--------------------------------------------------------------------------------
                                           6/30/08                 12/31/07
--------------------------------------------------------------------------------
Net Assets                             $217.1 Million          $250.7 Million
Net Asset Value Per Share                  $9.15                   $9.37

-------------------------------------------------------------   -------------------------------
            AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/08                  EXPENSE RATIO**
-------------------------------------------------------------   -------------------------------
12/31/07 TO 6/30/08*     1 YEAR       SINCE INCEPTION 1/24/05   Before Reimbursement      1.42%
       -1.80%             -2.60%              2.41%             After Reimbursement       1.00%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

**THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES AND ANY DIVIDEND EXPENSES ON SHORT SALES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2008, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, WHICH INCLUDE BROKERAGE COMMISSIONS, AND DIVIDEND EXPENSES ON SHORT SALES, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO) AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2008. IMCO HAS VOLUNTARILY AGREED TO LIMIT THE FUND'S TOTAL ANNUAL OPERATING EXPENSES TO 1.00%, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, WHICH INCLUDE BROKERAGE COMMISSIONS, AND DIVIDEND EXPENSES ON SHORT SALES, AND TO REIMBURSE THE FUND FOR EXPENSES IN EXCESS OF THIS AMOUNT. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT ADJUSTMENTS MADE TO THE ENCLOSED FINANCIAL STATEMENTS IN ACCORDANCE WITH U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES OR THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

8

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                   [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  LIPPER FLEXIBLE                                     USAA TOTAL
               PORTFOLIO FUNDS INDEX        S&P 500 INDEX        RETURN STRATEGY FUND
 1/31/05             $10,000.00               $10,000.00              $10,000.00
 2/28/05              10,188.52                10,210.32               10,020.00
 3/31/05              10,007.72                10,029.71                9,854.00
 4/30/05               9,824.85                 9,839.58                9,874.07
 5/31/05              10,051.58                10,152.39                9,884.10
 6/30/05              10,125.36                10,166.93                9,925.25
 7/31/05              10,449.34                10,544.86               10,096.37
 8/31/05              10,448.92                10,448.70                9,965.51
 9/30/05              10,600.57                10,533.29                9,998.75
10/31/05              10,455.83                10,357.59               10,018.93
11/30/05              10,706.71                10,748.95               10,039.11
12/31/05              10,806.95                10,752.81               10,043.95
 1/31/06              11,156.20                11,037.51               10,074.42
 2/28/06              11,108.49                11,067.37               10,104.89
 3/31/06              11,285.24                11,205.11               10,132.31
 4/30/06              11,412.27                11,355.47               10,163.01
 5/31/06              11,150.67                11,029.05               10,203.95
 6/30/06              11,138.94                11,043.69               10,237.82
 7/31/06              11,175.97                11,111.76               10,268.81
 8/31/06              11,373.16                11,375.74               10,310.14
 9/30/06              11,498.50                11,668.72               10,344.23
10/31/06              11,802.06                12,048.73               10,385.98
11/30/06              12,066.02                12,277.51               10,521.68
12/31/06              12,187.09                12,449.74               10,555.63
 1/31/07              12,331.83                12,637.84               10,692.86
 2/28/07              12,283.67                12,391.39               10,471.19
 3/31/07              12,399.00                12,529.71               10,537.71
 4/30/07              12,785.79                13,084.50               10,876.27
 5/31/07              13,073.50                13,540.67               11,204.26
 6/30/07              13,014.20                13,315.84               11,142.87
 7/31/07              12,882.48                12,903.53               11,005.04
 8/31/07              12,873.74                13,096.62               11,111.06
 9/30/07              13,381.17                13,585.89               11,428.12
10/31/07              13,737.37                13,801.97               11,523.97
11/30/07              13,412.18                13,224.77               11,172.50
12/31/07              13,353.40                13,133.18               11,051.97
 1/31/08              12,919.38                12,345.55               10,780.68
 2/29/08              12,837.69                11,944.87               10,698.12
 3/31/08              12,666.94                11,893.19               10,655.48
 4/30/08              13,124.02                12,472.23               11,022.50
 5/31/08              13,331.89                12,633.75               11,271.13
 6/30/08              12,733.00                11,569.72               10,853.18

                                   [END CHART]

                 *DATA FROM 1/31/05 THROUGH 6/30/08.

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Total Return Strategy Fund to the following benchmarks:

                 o The unmanaged  Lipper  Flexible  Portfolio Funds Index tracks the performance of the 30 largest funds within the Lipper Flexible Funds category. This category allocates its investments across various asset classes, including domestic common stocks, bonds, and money market instruments, with a focus on total return.

                 o The S&P 500  Index is an  unmanaged  index  representing  the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                 *THE PERFORMANCE OF THE LIPPER  FLEXIBLE  PORTFOLIO FUNDS INDEX
                  AND THE S&P 500 INDEX IS CALCULATED FROM THE END OF THE MONTH, JANUARY 31, 2005, WHILE THE FUND'S INCEPTION DATE IS JANUARY 24, 2005. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS BECAUSE OF THIS DIFFERENCE.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

------------------------------------------------
      TOP 10 COMMON STOCK POSITIONS - LONG
                AS OF 6/30/08
              (% of Net Assets)
------------------------------------------------

Big Lots Inc.                               0.2%

Fluor Corp.                                 0.2%

FMC Technologies, Inc.                      0.2%

Frontline Ltd.                              0.2%

Hess Corp.                                  0.2%

Murphy Oil Corp.                            0.2%

Reliance Steel & Aluminum Co.               0.2%

Ryder System, Inc.                          0.2%

Shaw Group, Inc.                            0.2%

W&T Offshore, Inc.                          0.2%
------------------------------------------------

------------------------------------------------
      TOP 10 COMMON STOCK POSITIONS - SHORT
                AS OF 6/30/08
              (% of Net Assets)
------------------------------------------------

BJ Services Co.                             0.2%

Cameron International Corp.                 0.2%

Celgene Corp.                               0.2%

Cleveland-Cliffs Inc.                       0.2%

Genzyme Corp.                               0.2%

Helix Energy Solutions Group, Inc.          0.2%

NII Holdings Inc.                           0.2%

Peabody Energy Corp.                        0.2%

Quanta Services, Inc.                       0.2%

Weatherford International Ltd.              0.2%
------------------------------------------------

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-28.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

------------------------------------------------
      SECTORS - LONG COMMON STOCK POSITIONS
                AS OF 6/30/08
              (% of Net Assets)
------------------------------------------------

Consumer Discretionary                      4.1%

Industrials                                 2.9%

Information Technology                      2.4%

Energy                                      1.8%

Health Care                                 1.4%

Financials                                  0.9%

Materials                                   0.8%

Consumer Staples                            0.7%

Telecommunication Services                  0.7%

Utilities                                   0.0%*
------------------------------------------------

*REPRESENTS LESS THAN 0.1%.

------------------------------------------------
      SECTORS - SHORT COMMON STOCK POSITIONS
                AS OF 6/30/08
              (% of Net Assets)
------------------------------------------------

Consumer Discretionary                      3.2%

Industrials                                 2.6%

Information Technology                      2.6%

Health Care                                 1.6%

Energy                                      1.3%

Financials                                  1.3%

Materials                                   0.9%

Consumer Staples                            0.6%

Telecommunication Services                  0.5%

Utilities                                   0.4%
------------------------------------------------

.. . . C O N T I N U E D
=======================---------------------------------------------------------

------------------------------------------------
      ASSET ALLOCATION AS OF 6/30/08
            (% of Net Assets)
------------------------------------------------

Common Stocks - Long                      15.7%

Stock-Based Exchange-Traded Funds         78.5%

Money Market Instruments                   2.7%

Purchased Options                          0.5%

Common Stocks - Short                    -15.0%

Written Options                           -0.0%*
------------------------------------------------

*REPRESENTS LESS THAN -0.1%.

PERCENTAGES ARE OF NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

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USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2008 (UNAUDITED)

                                                                                 MARKET
   NUMBER                                                                         VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             LONG POSITIONS (96.9%)
             COMMON STOCKS (15.7%)(a)
             CONSUMER DISCRETIONARY (4.1%)
             -----------------------------
             ADVERTISING (0.2%)
    8,000    Omnicom Group, Inc.                                               $    359
                                                                               --------
             APPAREL & ACCESSORIES & LUXURY GOODS (0.3%)
   11,700    Hanesbrands, Inc.*                                                     317
    8,600    Phillips-Van Heusen Corp.                                              315
                                                                               --------
                                                                                    632
                                                                               --------
             APPAREL RETAIL (0.6%)
   22,100    American Eagle Outfitters, Inc.                                        301
   14,300    AnnTaylor Stores Corp.*                                                343
   18,800    Gap, Inc.                                                              314
   12,000    Urban Outfitters, Inc.*                                                374
                                                                               --------
                                                                                  1,332
                                                                               --------
             AUTO PARTS & EQUIPMENT (0.4%)
    7,000    Autoliv, Inc.                                                          326
    6,300    BorgWarner, Inc.                                                       280
   15,600    TRW Automotive Holdings Corp.*                                         288
                                                                               --------
                                                                                    894
                                                                               --------
             AUTOMOTIVE RETAIL (0.1%)
   14,900    Penske Automotive Group, Inc.                                          220
                                                                               --------
             BROADCASTING & CABLE TV (0.4%)
    3,500    CBS Corp. "B"                                                           68
    1,100    Comcast Corp. "A"                                                       21
   13,400    DIRECTV Group, Inc.*                                                   347
   10,700    DISH Network Corp. "A"*                                                313
    5,500    Liberty Global, Inc. "A"*                                              173
                                                                               --------
                                                                                    922
                                                                               --------
             COMPUTER & ELECTRONICS RETAIL (0.1%)
   24,800    RadioShack Corp.                                                       304
                                                                               --------
             DEPARTMENT STORES (0.0%)
    7,700    Dillard's, Inc. "A"                                                     89
                                                                               --------

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                   (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2008 (UNAUDITED)

                                                                                 MARKET
   NUMBER                                                                         VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             GENERAL MERCHANDISE STORES (0.2%)
   12,900    Big Lots, Inc.*                                                   $    403
                                                                               --------
             HOME FURNISHINGS (0.2%)
   19,600    Leggett & Platt, Inc.                                                  329
                                                                               --------
             HOME IMPROVEMENT RETAIL (0.2%)
    7,400    Sherwin-Williams Co.                                                   340
                                                                               --------
             HOMEBUILDING (0.3%)
   30,200    D.R. Horton, Inc.                                                      328
   23,300    Lennar Corp. "A"                                                       287
                                                                               --------
                                                                                    615
                                                                               --------
             HOMEFURNISHING RETAIL (0.0%)
    2,400    Williams-Sonoma, Inc.                                                   48
                                                                               --------
             HOTELS, RESORTS, & CRUISE LINES (0.0%)
      400    Choice Hotels International, Inc.                                       10
    1,500    Wyndham Worldwide Corp.                                                 27
                                                                               --------
                                                                                     37
                                                                               --------
             LEISURE PRODUCTS (0.2%)
    9,400    Hasbro, Inc.                                                           336
                                                                               --------
             MOVIES & ENTERTAINMENT (0.1%)
   14,300    Regal Entertainment Group "A"                                          219
                                                                               --------
             RESTAURANTS (0.7%)
   14,700    Brinker International, Inc.                                            278
   20,600    Cheesecake Factory*                                                    328
   11,300    Darden Restaurants, Inc.                                               361
    5,100    McDonald's Corp.                                                       286
    8,400    Yum! Brands, Inc.                                                      295
                                                                               --------
                                                                                  1,548
                                                                               --------
             TIRES & RUBBER (0.1%)
   14,400    Goodyear Tire & Rubber Co.*                                            257
                                                                               --------
             Total Consumer Discretionary                                         8,884
                                                                               --------

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                   (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2008 (UNAUDITED)

                                                                                 MARKET
   NUMBER                                                                         VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             CONSUMER STAPLES (0.7%)
             -----------------------
             FOOD RETAIL (0.2%)
   10,800    SUPERVALU, Inc.                                                   $    334
                                                                               --------
             HYPERMARKETS & SUPER CENTERS (0.1%)
    8,100    BJ's Wholesale Club, Inc.*                                             313
                                                                               --------
             PACKAGED FOODS & MEAT (0.1%)
   18,800    Tyson Foods, Inc. "A"                                                  281
                                                                               --------
             PERSONAL PRODUCTS (0.1%)
    7,600    Herbalife Ltd.                                                         294
                                                                               --------
             SOFT DRINKS (0.2%)
   12,000    Pepsi Bottling Group, Inc.                                             335
                                                                               --------
             TOBACCO (0.0%)
    1,200    Altria Group, Inc.                                                      25
                                                                               --------
             Total Consumer Staples                                               1,582
                                                                               --------
             ENERGY (1.8%)
             -------------
             INTEGRATED OIL & GAS (0.6%)
      600    Chevron Corp.                                                           60
    3,100    Hess Corp.                                                             391
    4,000    Murphy Oil Corp.                                                       392
    4,200    Occidental Petroleum Corp.                                             377
                                                                               --------
                                                                                  1,220
                                                                               --------
             OIL & GAS EQUIPMENT & SERVICES (0.4%)
    5,300    FMC Technologies, Inc.*                                                408
    5,700    Tidewater, Inc.                                                        371
                                                                               --------
                                                                                    779
                                                                               --------
             OIL & GAS EXPLORATION & PRODUCTION (0.5%)
    2,700    Apache Corp.                                                           375
    3,600    Noble Energy, Inc.                                                     362
    6,800    W&T Offshore, Inc.                                                     398
                                                                               --------
                                                                                  1,135
                                                                               --------

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==================--------------------------------------------------------------
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                   (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2008 (UNAUDITED)

                                                                                 MARKET
   NUMBER                                                                         VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             OIL & GAS REFINING & MARKETING (0.1%)
    7,600    Sunoco, Inc.                                                      $    309
                                                                               --------
             OIL & GAS STORAGE & TRANSPORTATION (0.2%)
    6,300    Frontline Ltd.                                                         440
                                                                               --------
             Total Energy                                                         3,883
                                                                               --------
             FINANCIALS (0.9%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.0%)
      300    State Street Corp.                                                      19
                                                                               --------
             CONSUMER FINANCE (0.1%)
   18,600    Discover Financial Services                                            245
                                                                               --------
             LIFE & HEALTH INSURANCE (0.1%)
    8,500    Unum Group                                                             174
                                                                               --------
             PROPERTY & CASUALTY INSURANCE (0.2%)
    8,400    Allied World Assurance Co. Holdings Ltd.                               333
    5,100    First American Corp.                                                   134
                                                                               --------
                                                                                    467
                                                                               --------
             REGIONAL BANKS (0.1%)
    1,600    BB&T Corp.                                                              36
    5,000    Regions Financial Corp.                                                 55
                                                                               --------
                                                                                     91
                                                                               --------
             REINSURANCE (0.0%)
      900    Reinsurance Group of America, Inc.                                      39
                                                                               --------
             SPECIALIZED FINANCE (0.4%)
    2,800    IntercontinentalExchange, Inc.*                                        319
   11,500    NASDAQ OMX Group, Inc.*                                                306
    6,200    NYSE Euronext                                                          314
                                                                               --------
                                                                                    939
                                                                               --------
             Total Financials                                                     1,974
                                                                               --------

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                   (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2008 (UNAUDITED)

                                                                                 MARKET
   NUMBER                                                                         VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             HEALTH CARE (1.4%)
             ------------------
             BIOTECHNOLOGY (0.0%)
      700    Gen-Probe, Inc.*                                                  $     33
                                                                               --------
             HEALTH CARE EQUIPMENT (0.7%)
    1,300    Intuitive Surgical, Inc.*                                              350
    8,800    Kinetic Concepts, Inc.*                                                351
    7,000    Medtronic, Inc.                                                        363
    8,100    St. Jude Medical, Inc.*                                                331
                                                                               --------
                                                                                  1,395
                                                                               --------
             HEALTH CARE FACILITIES (0.3%)
   47,900    Health Management Associates, Inc. "A"*                                312
   11,200    LifePoint Hospitals, Inc.*                                             317
    1,400    Universal Health Services, Inc. "B"                                     88
                                                                               --------
                                                                                    717
                                                                               --------
             HEALTH CARE SERVICES (0.2%)
    4,700    Express Scripts, Inc.*                                                 295
    4,200    Pediatrix Medical Group, Inc.*                                         207
                                                                               --------
                                                                                    502
                                                                               --------
             PHARMACEUTICALS (0.2%)
    1,400    Pfizer, Inc.                                                            24
   18,300    Sepracor, Inc.*                                                        365
                                                                               --------
                                                                                    389
                                                                               --------
             Total Health Care                                                    3,036
                                                                               --------
             INDUSTRIALS (2.9%)
             ------------------
             AEROSPACE & DEFENSE (0.4%)
    4,900    Boeing Co.                                                             322
    6,600    Goodrich Corp.                                                         313
    6,700    Honeywell International, Inc.                                          337
                                                                               --------
                                                                                    972
                                                                               --------
             AIRLINES (0.1%)
   12,900    Continental Airlines, Inc. "B"*                                        130
   24,700    UAL Corp.                                                              129
                                                                               --------
                                                                                    259
                                                                               --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2008 (UNAUDITED)

                                                                                 MARKET
   NUMBER                                                                         VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             BUILDING PRODUCTS (0.3%)
    9,800    Armstrong World Industries, Inc.                                  $    286
   11,800    Lennox International, Inc.                                             342
                                                                               --------
                                                                                    628
                                                                               --------
             CONSTRUCTION & ENGINEERING (0.4%)
    2,100    Fluor Corp.                                                            391
    6,600    Shaw Group, Inc.*                                                      408
                                                                               --------
                                                                                    799
                                                                               --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.3%)
    6,700    AGCO Corp.*                                                            351
      800    Caterpillar, Inc.                                                       59
    3,700    Cummins, Inc.                                                          243
      200    Joy Global, Inc.                                                        15
                                                                               --------
                                                                                    668
                                                                               --------
             DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.2%)
    5,400    Brink's Co.                                                            353
                                                                               --------
             ENVIRONMENTAL & FACILITIES SERVICES (0.0%)
    4,000    Covanta Holding Corp.*                                                 107
                                                                               --------
             HUMAN RESOURCES & EMPLOYMENT SERVICES (0.2%)
    5,700    Manpower, Inc.                                                         332
                                                                               --------
             INDUSTRIAL MACHINERY (0.3%)
    2,800    Flowserve Corp.                                                        383
    4,800    Parker Hannifin Corp.                                                  342
      200    SPX Corp.                                                               26
                                                                               --------
                                                                                    751
                                                                               --------
             MARINE (0.1%)
    6,800    Kirby Corp.*                                                           326
                                                                               --------
             OFFICE SERVICES & SUPPLIES (0.2%)
    7,900    HNI Corp.                                                              139
   23,400    Steelcase, Inc. "A"                                                    235
                                                                               --------
                                                                                    374
                                                                               --------

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                   of INVESTMENTS
                   (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2008 (UNAUDITED)

                                                                                 MARKET
   NUMBER                                                                         VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             TRADING COMPANIES & DISTRIBUTORS (0.2%)
   19,000    United Rentals, Inc.*                                             $    373
                                                                               --------
             TRUCKING (0.2%)
    5,700    Ryder System, Inc.                                                     393
                                                                               --------
             Total Industrials                                                    6,335
                                                                               --------
             INFORMATION TECHNOLOGY (2.4%)
             -----------------------------
             APPLICATION SOFTWARE (0.2%)
   36,600    Compuware Corp.*                                                       349
                                                                               --------
             COMMUNICATIONS EQUIPMENT (0.2%)
    4,600    Harris Corp.                                                           232
   14,200    Juniper Networks, Inc.*                                                315
                                                                               --------
                                                                                    547
                                                                               --------
             COMPUTER HARDWARE (0.1%)
   30,400    Sun Microsystems, Inc.*                                                331
                                                                               --------
             COMPUTER STORAGE & PERIPHERALS (0.6%)
   10,300    Lexmark International, Inc. "A"*                                       344
   21,700    QLogic Corp.*                                                          317
   14,100    Seagate Technology                                                     270
   10,400    Western Digital Corp.*                                                 359
                                                                               --------
                                                                                  1,290
                                                                               --------
             DATA PROCESSING & OUTSOURCED SERVICES (0.4%)
    7,800    Computer Sciences Corp.*                                               365
    1,200    MasterCard, Inc. "A"                                                   319
    9,700    Paychex, Inc.                                                          303
                                                                               --------
                                                                                    987
                                                                               --------
             HOME ENTERTAINMENT SOFTWARE (0.2%)
   11,100    Activision, Inc.*                                                      378
                                                                               --------
             IT CONSULTING & OTHER SERVICES (0.1%)
   14,100    Acxiom Corp.                                                           162
                                                                               --------

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==================--------------------------------------------------------------
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                   (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2008 (UNAUDITED)

                                                                                 MARKET
   NUMBER                                                                         VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             SEMICONDUCTOR EQUIPMENT (0.3%)
    5,100    MEMC Electronic Materials, Inc.*                                  $    314
   28,600    Teradyne, Inc.*                                                        317
                                                                               --------
                                                                                    631
                                                                               --------
             SEMICONDUCTORS (0.1%)
    3,900    Analog Devices, Inc.                                                   124
                                                                               --------
             SYSTEMS SOFTWARE (0.2%)
   13,500    Microsoft Corp.                                                        371
                                                                               --------
             Total Information Technology                                         5,170
                                                                               --------
             MATERIALS (0.8%)
             ----------------
             DIVERSIFIED CHEMICALS (0.0%)
    2,000    Dow Chemical Co.                                                        70
                                                                               --------
             DIVERSIFIED METALS & MINING (0.2%)
    2,900    Southern Copper Corp.                                                  309
                                                                               --------
             METAL & GLASS CONTAINERS (0.1%)
    7,000    Owens-Illinois, Inc.*                                                  292
                                                                               --------
             STEEL (0.5%)
    5,600    Allegheny Technologies, Inc.                                           332
    7,900    Carpenter Technology Corp.                                             345
    5,400    Reliance Steel & Aluminum Co.                                          416
                                                                               --------
                                                                                  1,093
                                                                               --------
             Total Materials                                                      1,764
                                                                               --------
             TELECOMMUNICATION SERVICES (0.7%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.6%)
    8,600    AT&T, Inc.                                                             290
    8,000    Embarq Corp.                                                           378
    9,800    Verizon Communications, Inc.                                           347
   10,600    Windstream Corp.                                                       131
                                                                               --------
                                                                                  1,146
                                                                               --------

20

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2008 (UNAUDITED)

                                                                                 MARKET
   NUMBER                                                                         VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.1%)
    4,800    U.S. Cellular Corp.*                                              $    271
                                                                               --------
             Total Telecommunication Services                                     1,417
                                                                               --------
             UTILITIES (0.0%)
             ----------------
             GAS UTILITIES (0.0%)
    2,000    ONEOK, Inc.                                                             98
                                                                               --------
             Total Common Stocks (cost: $37,424)                                 34,143
                                                                               --------
             EXCHANGE-TRADED FUNDS (78.5%)
1,331,328    SPDR Trust Series 1(b) (cost: $183,690)                            170,383
                                                                               --------
             MONEY MARKET INSTRUMENTS (2.7%)
             MONEY MARKET FUNDS (2.7%)
5,877,801    State Street Institutional Liquid Reserves,
             2.53%(c) (cost: $5,878)                                              5,878
                                                                               --------
             Total Long Positions (cost: $226,992)                              210,404
                                                                               --------

             TOTAL INVESTMENTS (COST: $226,992)                                $210,404
                                                                               ========
             SHORT POSITIONS (15.0%)
             COMMON STOCKS (15.0%)
             CONSUMER DISCRETIONARY (3.2%)
             -----------------------------
             ADVERTISING (0.3%)
   19,300    Harte Hanks, Inc.                                                      221
    9,400    Lamar Advertising Co. "A"*                                             339
                                                                               --------
                                                                                    560
                                                                               --------
             APPAREL RETAIL (0.3%)
   50,500    Chico's FAS, Inc.*                                                     271
    7,300    Guess?, Inc.                                                           274
                                                                               --------
                                                                                    545
                                                                               --------
             AUTOMOTIVE RETAIL (0.1%)
   21,000    AutoNation, Inc.*                                                      210
                                                                               --------

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==================--------------------------------------------------------------
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                   (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2008 (UNAUDITED)

                                                                                 MARKET
   NUMBER                                                                         VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             BROADCASTING & CABLE TV (0.1%)
   12,100    Discovery Holding Co. "A"*                                        $    266
                                                                               --------
             CASINOS & GAMING (0.5%)
   10,700    International Game Technology                                          267
    5,900    Las Vegas Sands Corp.*                                                 280
    8,000    MGM Mirage*                                                            271
   12,200    Scientific Games Corp. "A"*                                            362
                                                                               --------
                                                                                  1,180
                                                                               --------
             CONSUMER ELECTRONICS (0.1%)
    6,700    Harman International Industries, Inc.                                  277
                                                                               --------
             DEPARTMENT STORES (0.3%)
    9,600    Nordstrom, Inc.                                                        291
   29,300    Saks, Inc.*                                                            322
                                                                               --------
                                                                                    613
                                                                               --------
             DISTRIBUTORS (0.0%)
    2,500    Genuine Parts Co.                                                       99
                                                                               --------
             HOME IMPROVEMENT RETAIL (0.2%)
   13,700    Home Depot, Inc.                                                       321
                                                                               --------
             HOMEBUILDING (0.0%)
    5,100    Centex Corp.                                                            68
                                                                               --------
             HOTELS, RESORTS, & CRUISE LINES (0.3%)
    9,500    Carnival Corp.                                                         313
    7,800    Orient-Express Hotels Ltd. "A"                                         339
                                                                               --------
                                                                                    652
                                                                               --------
             HOUSEHOLD APPLIANCES (0.2%)
    3,400    Black & Decker Corp.                                                   196
    5,400    Whirlpool Corp.                                                        333
                                                                               --------
                                                                                    529
                                                                               --------
             HOUSEWARES & SPECIALTIES (0.1%)
   18,900    Newell Rubbermaid, Inc.                                                317
                                                                               --------

22

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2008 (UNAUDITED)

                                                                                 MARKET
   NUMBER                                                                         VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             PUBLISHING (0.2%)
    8,500    McGraw-Hill Companies, Inc.                                       $    341
                                                                               --------
             RESTAURANTS (0.2%)
   20,600    Starbucks Corp.*                                                       324
                                                                               --------
             SPECIALTY STORES (0.3%)
   29,300    Office Depot, Inc.*                                                    320
   10,600    Tractor Supply Co.*                                                    308
                                                                               --------
                                                                                    628
                                                                               --------
             Total Consumer Discretionary                                         6,930
                                                                               --------
             CONSUMER STAPLES (0.6%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.1%)
    2,600    Bunge Ltd.                                                             280
                                                                               --------
             HOUSEHOLD PRODUCTS (0.2%)
    4,800    Energizer Holdings, Inc.*                                              351
                                                                               --------
             PACKAGED FOODS & MEAT (0.1%)
   19,200    Sara Lee Corp.                                                         235
                                                                               --------
             TOBACCO (0.2%)
    6,800    UST, Inc.                                                              371
                                                                               --------
             Total Consumer Staples                                               1,237
                                                                               --------
             ENERGY (1.3%)
             -------------
             COAL & CONSUMABLE FUELS (0.2%)
    5,200    Peabody Energy Corp.                                                   458
                                                                               --------
             INTEGRATED OIL & GAS (0.1%)
    4,400    SandRidge Energy, Inc.*                                                284
                                                                               --------
             OIL & GAS EQUIPMENT & SERVICES (0.7%)
   12,000    BJ Services Co.                                                        383
    6,900    Cameron International Corp.*                                           382

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2008 (UNAUDITED)

                                                                                 MARKET
   NUMBER                                                                         VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
    2,400    Dresser-Rand Group, Inc.*                                         $     94
    1,400    Schlumberger Ltd.                                                      150
    8,200    Weatherford International Ltd.*                                        407
                                                                               --------
                                                                                  1,416
                                                                               --------
             OIL & GAS EXPLORATION & PRODUCTION (0.2%)
    9,600    Helix Energy Solutions Group, Inc.*                                    400
                                                                               --------
             OIL & GAS STORAGE & TRANSPORTATION (0.1%)
    7,200    Teekay Corp.                                                           325
                                                                               --------
             Total Energy                                                         2,883
                                                                               --------
             FINANCIALS (1.3%)
             -----------------
             CONSUMER FINANCE (0.1%)
    6,200    Capital One Financial Corp.                                            236
                                                                               --------
             DIVERSIFIED BANKS (0.1%)
    8,600    Comerica, Inc.                                                         220
                                                                               --------
             INSURANCE BROKERS (0.0%)
    1,600    Arthur J. Gallagher & Co.                                               38
                                                                               --------
             INVESTMENT BANKING & BROKERAGE (0.2%)
    9,600    Lazard Ltd. "A"                                                        328
                                                                               --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
   18,000    Citigroup, Inc.                                                        302
                                                                               --------
             PROPERTY & CASUALTY INSURANCE (0.3%)
    7,600    CNA Financial Corp.                                                    191
      300    Mercury General Corp.                                                   14
   19,500    Old Republic International Corp.                                       231
      300    White Mountains Insurance Group Ltd.                                   129
                                                                               --------
                                                                                    565
                                                                               --------
             REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
    5,300    Jones Lang LaSalle, Inc.                                               319
                                                                               --------

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2008 (UNAUDITED)

                                                                                 MARKET
   NUMBER                                                                         VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             SPECIALIZED FINANCE (0.1%)
    9,200    Moody's Corp.                                                     $    317
                                                                               --------
             THRIFTS & MORTGAGE FINANCE (0.3%)
   15,100    Freddie Mac(d)                                                         247
   41,400    Sovereign Bancorp, Inc.                                                305
                                                                               --------
                                                                                    552
                                                                               --------
             Total Financials                                                     2,877
                                                                               --------
             HEALTH CARE (1.6%)
             ------------------
             BIOTECHNOLOGY (0.5%)
    6,000    Celgene Corp.*                                                         383
    5,500    Genzyme Corp.*                                                         396
   20,300    PDL BioPharma, Inc.                                                    216
                                                                               --------
                                                                                    995
                                                                               --------
             HEALTH CARE EQUIPMENT (0.3%)
      400    IDEXX Laboratories, Inc.*                                               20
    6,700    ResMed, Inc.*                                                          239
    5,800    Stryker Corp.                                                          365
                                                                               --------
                                                                                    624
                                                                               --------
             HEALTH CARE FACILITIES (0.4%)
   14,300    Brookdale Senior Living, Inc.                                          291
   10,300    Community Health Systems, Inc.*                                        340
   10,000    VCA Antech, Inc.*                                                      278
                                                                               --------
                                                                                    909
                                                                               --------
             HEALTH CARE SUPPLIES (0.2%)
    9,200    Cooper Companies, Inc.                                                 342
                                                                               --------
             LIFE SCIENCES TOOLS & SERVICES (0.1%)
    7,000    Pharmaceutical Product Development, Inc.                               300
                                                                               --------
             MANAGED HEALTH CARE (0.1%)
    8,400    Coventry Health Care, Inc.*                                            255
    2,700    Health Net, Inc.*                                                       65
                                                                               --------
                                                                                    320
                                                                               --------
             Total Health Care                                                    3,490
                                                                               --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2008 (UNAUDITED)

                                                                                 MARKET
   NUMBER                                                                         VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             INDUSTRIALS (2.6%)
             ------------------
             AIR FREIGHT & LOGISTICS (0.6%)
    5,200    C.H. Robinson Worldwide, Inc.                                     $    285
    6,900    Expeditors International of Washington, Inc.                           297
    5,400    United Parcel Service, Inc. "B"                                        332
   14,100    UTi Worldwide, Inc.                                                    281
                                                                               --------
                                                                                  1,195
                                                                               --------
             CONSTRUCTION & ENGINEERING (0.3%)
   12,000    Quanta Services, Inc.*                                                 399
    4,700    URS Corp.*                                                             198
                                                                               --------
                                                                                    597
                                                                               --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.2%)
    9,400    Oshkosh Truck Corp.                                                    195
    7,300    PACCAR, Inc.                                                           305
                                                                               --------
                                                                                    500
                                                                               --------
             DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.2%)
    3,100    Copart, Inc.*                                                          133
   10,200    Equifax, Inc.                                                          343
                                                                               --------
                                                                                    476
                                                                               --------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
    5,400    General Cable Corp.*                                                   328
    8,000    Thomas & Betts Corp.*                                                  303
                                                                               --------
                                                                                    631
                                                                               --------
             INDUSTRIAL CONGLOMERATES (0.4%)
   12,300    General Electric Co.                                                   328
    4,400    Teleflex, Inc.                                                         245
    8,400    Tyco International Ltd.                                                336
                                                                               --------
                                                                                    909
                                                                               --------
             INDUSTRIAL MACHINERY (0.3%)
    3,400    Danaher Corp.                                                          263
    8,700    Ingersoll-Rand Co. Ltd. "A"                                            326
                                                                               --------
                                                                                    589
                                                                               --------
             OFFICE SERVICES & SUPPLIES (0.2%)
    7,400    Avery Dennison Corp.                                                   325
                                                                               --------

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2008 (UNAUDITED)

                                                                                 MARKET
   NUMBER                                                                         VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             TRADING COMPANIES & DISTRIBUTORS (0.1%)
    7,100    MSC Industrial Direct Co., Inc. "A"                               $    313
                                                                               --------
             Total Industrials                                                    5,535
                                                                               --------
             INFORMATION TECHNOLOGY (2.6%)
             -----------------------------
             APPLICATION SOFTWARE (0.3%)
   11,500    Amdocs Ltd.*                                                           338
   10,700    Citrix Systems, Inc.*                                                  315
    1,300    FactSet Research Systems, Inc.                                          73
                                                                               --------
                                                                                    726
                                                                               --------
             COMMUNICATIONS EQUIPMENT (0.7%)
   15,200    ADC Telecommunications, Inc.*                                          225
    1,800    Cisco Systems, Inc.*                                                    42
    6,800    CommScope, Inc.*                                                       359
   41,200    Motorola, Inc.                                                         302
   20,600    Riverbed Technology, Inc.*                                             283
   61,600    Tellabs, Inc.*                                                         286
                                                                               --------
                                                                                  1,497
                                                                               --------
             COMPUTER HARDWARE (0.1%)
   13,000    NCR Corp.*                                                             327
                                                                               --------
             COMPUTER STORAGE & PERIPHERALS (0.1%)
   13,300    SanDisk Corp.*                                                         249
                                                                               --------
             DATA PROCESSING & OUTSOURCED SERVICES (0.7%)
    5,900    DST Systems, Inc.*                                                     325
    9,000    Fidelity National Information Services, Inc.                           332
    7,200    Fiserv, Inc.*                                                          327
    3,000    Global Payments, Inc.                                                  140
   12,300    Iron Mountain, Inc.*                                                   326
                                                                               --------
                                                                                  1,450
                                                                               --------
             ELECTRONIC MANUFACTURING SERVICES (0.0%)
      700    Trimble Navigation Ltd.*                                                25
                                                                               --------
             IT CONSULTING & OTHER SERVICES (0.2%)
   10,400    Cognizant Technology Solutions Corp. "A"*                              338
                                                                               --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2008 (UNAUDITED)

                                                                                 MARKET
   NUMBER                                                                         VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             SEMICONDUCTOR EQUIPMENT (0.1%)
    6,500    Novellus Systems, Inc.*                                           $    138
                                                                               --------
             SEMICONDUCTORS (0.3%)
   41,700    Micron Technology, Inc.*                                               250
   18,500    Rambus, Inc.*                                                          353
                                                                               --------
                                                                                    603
                                                                               --------
             SYSTEMS SOFTWARE (0.1%)
   55,000    Novell, Inc.*                                                          324
                                                                               --------
             Total Information Technology                                         5,677
                                                                               --------
             MATERIALS (0.9%)
             ----------------
             COMMODITY CHEMICALS (0.0%)
    2,800    Westlake Chemical Corp.                                                 42
                                                                               --------
             CONSTRUCTION MATERIALS (0.1%)
   10,500    Eagle Materials, Inc.                                                  266
                                                                               --------
             DIVERSIFIED CHEMICALS (0.1%)
   10,500    Cabot Corp.                                                            255
                                                                               --------
             FOREST PRODUCTS (0.3%)
   31,500    Louisiana-Pacific Corp.                                                267
    5,300    Weyerhaeuser Co.                                                       271
                                                                               --------
                                                                                    538
                                                                               --------
             PAPER PACKAGING (0.1%)
   26,400    Temple-Inland, Inc.                                                    298
                                                                               --------
             SPECIALTY CHEMICALS (0.1%)
    4,000    Albemarle Corp.                                                        160
    1,500    International Flavors & Fragrances, Inc.                                58
                                                                               --------
                                                                                    218
                                                                               --------
             STEEL (0.2%)
    3,500    Cleveland-Cliffs, Inc.                                                 417
                                                                               --------
             Total Materials                                                      2,034
                                                                               --------

28

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2008 (UNAUDITED)

                                                                                 MARKET
   NUMBER                                                                         VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             TELECOMMUNICATION SERVICES (0.5%)
             ---------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.5%)
    9,200    Crown Castle International Corp.*                                 $    356
    8,100    NII Holdings, Inc.*                                                    385
    9,800    SBA Communications Corp. "A"*                                          353
                                                                               --------
             Total Telecommunication Services                                     1,094
                                                                               --------
             UTILITIES (0.4%)
             ----------------
             GAS UTILITIES (0.1%)
    4,600    Equitable Resources, Inc.                                              318
                                                                               --------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
   37,200    Dynegy, Inc. "A"*                                                      318
    6,700    Mirant Corp.*                                                          262
                                                                               --------
                                                                                    580
                                                                               --------
             Total Utilities                                                        898
                                                                               --------
             Total Common Stocks (proceeds: $36,797)                             32,655
                                                                               --------
             TOTAL SHORT POSITIONS (PROCEEDS: $36,797)                         $ 32,655
                                                                               ========
NUMBER OF
CONTRACTS
---------
             PURCHASED OPTIONS (0.5%)
      287    Put - On S&P 500 Index expiring August 16, 2008 at 1275              1,088
                                                                               --------
             TOTAL PURCHASED OPTIONS (COST: $789)                              $  1,088
                                                                               ========
             WRITTEN OPTIONS (0.0%)
     (287)   Put - On S&P 500 Index expiring July 19, 2008 at 1150                  (47)
     (287)   Call - On S&P 500 Index expiring July 19, 2008 at 1400                 (10)
                                                                               --------
             TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED: $171)                   $    (57)
                                                                               ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2008 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

         SPDR - Standard & Poor's depositary receipt, or "Spider," is an exchange-traded fund based on either the S&P 500 Index or the S&P MidCap 400 Index, and is traded on the American Stock Exchange (AMEX).

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Securities are pledged with a broker as collateral for short positions borrowed and segregated to cover the value of the short positions.

         (b) At June 30, 2008, a portion of this security is segregated to cover the value of outstanding written call options.

         (c) Rate represents the money market fund annualized seven-day yield at June 30, 2008.

         (d) Securities issued by government-sponsored enterprises are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         *   Non-income-producing security.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

30

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2008 (UNAUDITED)

ASSETS
   Investments in securities, at market value (cost of $226,992)                $210,404
   Purchased options, at market value (cost of $789)                               1,088
   Cash                                                                            2,341
   Deposits with broker for securities sold short                                 35,086
   Receivables:
      Capital shares sold                                                             93
      USAA Investment Management Company (Note 5D)                                   139
      Dividends and interest                                                         699
      Securities sold                                                                530
                                                                                --------
         Total assets                                                            250,380
                                                                                --------
LIABILITIES
   Payables:
      Dividends for securities sold short                                             37
      Capital shares redeemed                                                        303
      Securities sold short, at market value (proceeds of $36,797)                32,655
      Written options, at market value (premiums received of $171)                    57
   Accrued management fees                                                           109
   Accrued transfer agent's fees                                                       4
   Other accrued expenses and payables                                                69
                                                                                --------
         Total liabilities                                                        33,234
                                                                                --------
             Net assets applicable to capital shares outstanding                $217,146
                                                                                ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                              $236,003
   Overdistribution of net investment income                                          (9)
   Accumulated net realized loss on investments, securities sold short,
      and options                                                                 (6,815)
   Net unrealized depreciation of investments, securities sold short,
      and options                                                                (12,033)
                                                                                --------
             Net assets applicable to capital shares outstanding                $217,146
                                                                                ========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                                23,735
                                                                                ========
   Net asset value, redemption price, and offering price per share              $   9.15
                                                                                ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA TOTAL RETURN STRATEGY FUND
SIX-MONTH PERIOD ENDED JUNE 30, 2008 (UNAUDITED)

INVESTMENT INCOME
  Dividends                                                                       $  1,718
  Interest                                                                             875
                                                                                  --------
     Total income                                                                    2,593
                                                                                  --------
EXPENSES
  Management fees                                                                      682
  Administration and servicing fees                                                    171
  Transfer agent's fees                                                                366
  Custody and accounting fees                                                           53
  Postage                                                                               40
  Shareholder reporting fees                                                            22
  Trustees' fees                                                                         6
  Registration fees                                                                     17
  Professional fees                                                                     33
  Dividend expense on securities sold short                                            360
  Other                                                                                  5
                                                                                  --------
     Total expenses                                                                  1,755
  Expenses paid indirectly                                                              (2)
  Expenses reimbursed                                                                 (255)
                                                                                  --------
     Net expenses                                                                    1,498
                                                                                  --------
NET INVESTMENT INCOME                                                                1,095
                                                                                  --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
SECURITIES SOLD SHORT, AND OPTIONS
  Net realized gain (loss) on:
     Investments                                                                   (11,276)
     Securities sold short                                                          (3,145)
     Options                                                                         7,188
   Change in net unrealized appreciation/depreciation of:
     Investments                                                                    (2,565)
     Securities sold short                                                           4,004
     Options                                                                           (42)
                                                                                  --------
         Net realized and unrealized loss                                           (5,836)
                                                                                  --------
Decrease in net assets resulting from operations                                  $ (4,741)
                                                                                  ========


  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

32

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA TOTAL RETURN STRATEGY FUND
SIX-MONTH PERIOD ENDED JUNE 30, 2008 (UNAUDITED),
AND YEAR ENDED DECEMBER 31, 2007

                                                                 6/30/2008         12/31/2007
                                                                 ----------------------------
FROM OPERATIONS
  Net investment income                                          $  1,095            $  3,343
  Net realized gain (loss) on investments                         (11,276)             22,027
  Net realized gain (loss) on securities sold short                (3,145)              1,229
  Net realized gain on options                                      7,188                  73
  Change in net unrealized appreciation/depreciation of:
     Investments                                                   (2,565)            (14,023)
     Securities sold short                                          4,004                 138
     Options                                                          (42)                455
                                                                 ----------------------------
         Increase (decrease) in net assets resulting from
           operations                                              (4,741)             13,242
                                                                 ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                            (1,243)             (3,443)
  Net realized gains                                                    -             (24,263)
                                                                 ----------------------------
     Distributions to shareholders                                 (1,243)            (27,706)
                                                                 ----------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                        15,026              36,420
  Reinvested dividends                                              1,104              24,697
  Cost of shares redeemed                                         (43,714)            (89,559)
                                                                 ----------------------------
     Decrease in net assets from capital share transactions       (27,584)            (28,442)
                                                                 ----------------------------
  Capital contribution from USAA Transfer Agency Company                -                   1
                                                                 ----------------------------
  Net decrease in net assets                                      (33,568)            (42,905)
NET ASSETS
  Beginning of period                                             250,714             293,619
                                                                 ----------------------------
  End of period                                                  $217,146            $250,714
                                                                 ============================
Accumulated undistributed (overdistribution of) net investment income:
  End of period                                                  $     (9)           $    139
                                                                 ============================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                       1,632               3,540
  Shares issued for dividends reinvested                              122               2,569
  Shares redeemed                                                  (4,764)             (8,724)
                                                                 ----------------------------
     Decrease in shares outstanding                                (3,010)             (2,615)
                                                                 ============================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2008 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this semiannual report pertains only to the USAA Total Return Strategy Fund (the Fund), which is classified as nondiversified under the 1940 Act. The Fund's investment objective is to seek a positive return every calendar year and over the long term (five years and more) to achieve returns greater than the S&P 500 Index with less risk.

         As a nondiversified fund, the Fund may invest a greater percentage of its assets in a single issuer, such as a single stock-based or bond-based exchange-traded fund (ETF) or a single money market instrument. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results because this Fund may be more susceptible to risk associated with a single economic, political, or regulatory event than a diversified fund.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Equity securities,  including  exchange-traded funds (ETFs) and equity securities sold short, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2008 (UNAUDITED)

              2. Investments in open-end investment companies,  other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

              3. Short-term  securities with original or remaining maturities of
                 60 days or less may be valued at amortized cost, which approximates market value.

              4. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              5. Repurchase  agreements are valued at cost,  which  approximates market value.

              6. Options are valued by a pricing  service at the  National  Best
                 Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

              7. Securities   for  which  market   quotations  are  not  readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2008 (UNAUDITED)

                 of the Fund, in consultation with the Fund's subadvisers, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FAIR VALUE MEASUREMENTS - Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

              SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

              Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

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USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2008 (UNAUDITED)

              Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

              Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

           The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

           The following is a summary of the inputs used as of June 30, 2008, in valuing the Fund's assets carried at fair value:

                                                          INVESTMENTS            PURCHASED
VALUATION INPUTS                                         IN SECURITIES            OPTIONS
------------------------------------------------------------------------------------------
Level 1 - Quoted Prices                                   $210,404,000          $1,088,000
Level 2 - Other Significant Observable Inputs                        -                   -
Level 3 - Significant Unobservable Inputs                            -                   -
------------------------------------------------------------------------------------------
Total                                                     $210,404,000          $1,088,000
==========================================================================================

The following is a summary of the inputs used as of June 30, 2008, in valuing the Fund's liabilities carried at fair value:

                                                            SECURITIES             WRITTEN
VALUATION INPUTS                                            SOLD SHORT             OPTIONS
------------------------------------------------------------------------------------------
Level 1 - Quoted Prices                                    $32,655,000             $57,000
Level 2 - Other Significant Observable Inputs                        -                   -
Level 3 - Significant Unobservable Inputs                            -                   -
------------------------------------------------------------------------------------------
Total                                                      $32,655,000             $57,000
==========================================================================================

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USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2008 (UNAUDITED)

           C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income and expense on securities sold short, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

           E. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises, such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements. As of June 30, 2008, the Fund did not invest in any repurchase agreements.

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USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2008 (UNAUDITED)

           F. SHORT POSITIONS - The Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. Short positions are collateralized by cash proceeds from the short sales and by designated long positions. In order to sell securities it does not own, the Fund must borrow the securities from a broker or lending agent. If the borrowed security pays a dividend during this time, the Fund must pay the amount of the dividend to the broker or lending agent. This amount is shown as "dividend expense" on the Fund's statement of operations. The Fund is subject to risk of loss if the broker executing the short sale or the lending agent were to fail to perform its obligation under the contractual terms.

              Short sales involve the risk that the Fund will incur a loss by subsequently buying the security at a higher price than the price at which the Fund previously sold the security short. Short sale transactions result in off-balance-sheet risk because the ultimate obligation may exceed the amount shown in the accompanying statement of assets and liabilities. Because the Fund's loss on a short sale stems from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a Fund's loss on a long position arises from decreases in the value of the security held by the Fund and therefore is limited by the fact that a security's value cannot drop below zero. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

              The Fund may not always be able to close out a short position at a particular time or at an acceptable price. The lender of securities sold short may request that borrowed securities be returned to it on short notice, and the Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time when other short sellers of the same security also want to

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           (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2008 (UNAUDITED)

              cover their positions, it is more likely that the Fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or increase or cause a loss, as a result of the short sale.

           G. OPTION TRANSACTIONS - The Fund may write (sell) and purchase options on securities or securities indexes. The Fund employs an index option strategy which involves holding a combination of call and put options designed to limit market risk.

              Writing put options tends to increase the Fund's participation in downward movements of the underlying security or index. Writing call options tends to decrease the Fund's participation in upward movements of the underlying security or index. When the Fund writes an option, an amount equal to the premium received by the Fund is included in the Fund's statement of assets and liabilities as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or index in determining whether the Fund has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security or index underlying the written option. A written put option has defined risk, which is the difference between the agreed upon price that the Fund must pay to the buyer upon exercise of the put and the value, which could be zero, of the asset at the time of exercise.

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           (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2008 (UNAUDITED)

              Purchasing call options tends to increase the Fund's participation in upward movements of the underlying security or index. Purchasing put options tends to decrease the Fund's participation in downward movements of the underlying security or index. The Fund pays a premium which is included in the Fund's statement of assets and liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchased options which are exercised are added to the cost of the security or index acquired, for call options, or offset against the proceeds received from the sale of the underlying security or index, for put options. Premiums paid for purchasing options that are closed through an offsetting sale transaction become a component of realized gain/loss.

           H. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended June 30, 2008, these custodian and other bank credits reduced the Fund's expenses by $2,000.

           I. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum

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           to FINANCIAL Statements
           (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2008 (UNAUDITED)

              exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

           J. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended June 30, 2008, the Fund paid CAPCO facility fees of less than $500, which represents 0.6% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended June 30, 2008.

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           (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2008 (UNAUDITED)

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of December 31, 2008, in accordance with applicable tax law.

         Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

         Effective January 1, 2007, the Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. As of June 30, 2008, the Manager has reviewed all open tax years and concluded that the adoption of FIN 48 resulted in no impact to the Fund's net assets or results of operations. On an ongoing basis, the Manager will monitor its tax positions under FIN 48 to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended June 30, 2008, were $421,771,000 and $446,111,000, respectively.

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           (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2008 (UNAUDITED)

         As of June 30, 2008, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of June 30, 2008, were $1,767,000 and $18,056,000, respectively, resulting in net unrealized depreciation of $16,289,000.

         For the six-month period ended June 30, 2008 transactions in written call and put options were as follows:

                                                                                   PREMIUMS
                                                                NUMBER OF          RECEIVED
                                                                CONTRACTS           (000)
                                                                ---------------------------
Outstanding at December 31, 2007                                    644            $   852
Options written                                                   5,276              4,671
Options terminated in closing purchase transactions              (2,068)            (1,901)
Options expired                                                  (3,278)            (3,451)
                                                                 -------------------------
Outstanding at June 30, 2008                                        574            $   171
                                                                 =========================

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is also authorized to select (with approval of the Trust's Board of Trustees) one or more subadvisers to manage the day-to-day investment of a portion of the Fund's assets. The Manager monitors each

44

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USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2008 (UNAUDITED)

              subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

              Beginning with the month ending January 31, 2006, the investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Flexible Portfolio Funds Index, which tracks the performance of the 30 largest funds within the Lipper Flexible Funds category. The Fund's base is accrued daily and paid monthly at an annualized rate of 0.65% of the Fund's average net assets for the fiscal year.

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ended January 31, 2006, the performance period consisted of the previous 12-month period. A new month is added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period for the Fund will consist of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then

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USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2008 (UNAUDITED)

              added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                       +/- 0.04%
+/- 4.01% to 7.00%                       +/- 0.05%
+/- 7.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Flexible Portfolio Funds Index over that period, even if the Fund had overall negative returns during the performance period.

              For the six-month period ended June 30, 2008, the Fund incurred management fees, paid or payable to the Manager, of $682,000, which is net of a performance adjustment of $(59,000) that decreased the base management fee of 0.65% by 0.05%.

           B. SUBADVISORY  ARRANGEMENTS  -  The  Manager  has  entered  into  an investment subadvisory agreement with Deutsche Investment Management Americas Inc. (DIMA) and Credit Suisse Securities (USA) LLC (CSSU) for its Volaris Volatility Management Group (Volaris Group), under which DIMA directs the investment and reinvestment of a portion of the Fund's assets invested in stocks (as allocated from time to time by the Manager) and the Volaris Group directs the investment and reinvestment of the portion of the Fund's assets invested in index options (as allocated from time to time by the Manager).

46

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           (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2008 (UNAUDITED)

              The Manager (not the Fund) pays DIMA a subadvisory fee in the annual amount of 0.60% of the portion of the Fund's average daily net assets that DIMA manages. For the six-month period ended June 30, 2008, the Manager incurred subadvisory fees, paid or payable to DIMA, of $127,000.

              The Manager (not the Fund) pays CSSU a subadvisory fee based on the total notional amount of the options contracts that CSSU manages in the USAA Balanced Strategy Fund, the USAA Cornerstone Strategy Fund, the USAA First Start Growth Fund, and the USAA Total Return Strategy Fund, in the annual amount of 0.23% on the first $50 million of the total notional amount; 0.20% on the total notional amount over $50 million and up to $250 million; 0.12% on the total notional amount over $250 million and up to $500 million; 0.10% on the total notional amount over $500 million and up to $2 billion; and 0.08% on the total notional amount over $2 billion. The notional amount is based on the daily closing price of the option contracts' underlying index. For the six-month period ended June 30, 2008, the Manager incurred subadvisory fees for the Fund, paid or payable to CSSU, of $62,000.

           C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended June 30, 2008, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $171,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the

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           to FINANCIAL Statements
           (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2008 (UNAUDITED)

              six-month period ended June 30, 2008, the Fund reimbursed the Manager $2,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.00% of its average annual net assets, excluding dividend expense on securities sold short and before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the six-month period ended June 30, 2008, the Fund incurred reimbursable expenses of $255,000, of which $139,000 was receivable from the Manager.

              Up to January 7, 2008, the Manager could recover from the Fund all or a portion of expenses waived or reimbursed, provided that the additional amount paid by the Fund, together with all other expenses of the Fund, in aggregate, would not cause the Fund's expense ratio in any period up to January 7, 2008, to exceed 1.00% of the Fund's average net assets. As of the expiration of this recovery provision on January 7, 2008, the Manager was not able to recover any of the $1,334,000 carryover of excess expenses that were potentially reimbursable.

           E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended June 30, 2008, the Fund incurred transfer agent's fees, paid or payable to SAS, of $366,000.

48

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           (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2008 (UNAUDITED)

           F. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         The Manager is indirectly wholly owned by United Services Automobile Association (the Association), a large, diversified financial services institution. At June 30, 2008, the Association and its affiliates owned 2,500,000 shares (10.5%) of the Fund.

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

           A. SFAS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (SFAS 159) - In February 2007, FASB issued SFAS 159. In summary, SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager has evaluated SFAS 159 and has determined that there are no eligible instruments for which the Fund intends to avail itself of the fair value option.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2008 (UNAUDITED)

           B. SFAS NO. 161, "DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - AN AMENDMENT OF FASB STATEMENT NO. 133" (SFAS
              161) - In March 2008, FASB issued SFAS 161. In summary, SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Manager is in the process of evaluating the impact of SFAS 161 on the Fund's financial statement disclosures.

50

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2008 (UNAUDITED)

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                           SIX-MONTH
                                                          PERIOD ENDED                               PERIOD ENDED
                                                            JUNE 30,       YEAR ENDED DECEMBER 31,   DECEMBER 31,
                                                              2008            2007            2006       2005*
                                                          -------------------------------------------------------
Net asset value at beginning of period                    $   9.37        $  10.00        $   9.89       $  10.00
                                                          -------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                                       .05             .13             .39            .15
   Net realized and unrealized gain (loss)                    (.22)            .35             .11           (.11)
                                                          -------------------------------------------------------
Total from investment operations                              (.17)            .48             .50            .04
                                                          -------------------------------------------------------
Less distributions from:
   Net investment income                                      (.05)           (.13)           (.39)          (.15)
   Realized capital gains                                        -            (.98)              -              -
                                                          -------------------------------------------------------
Total distributions                                           (.05)          (1.11)           (.39)          (.15)
                                                          -------------------------------------------------------
Net asset value at end of period                          $   9.15        $   9.37        $  10.00       $   9.89
                                                          =======================================================
Total return (%)**                                           (1.80)           4.70(a)         5.09            .44
Net assets at end of period (000)                         $217,146        $250,714        $293,619       $205,630
Ratios to average net assets:***
   Expenses including dividend expense on securities
      sold short (%)
      Including reimbursements(b)                             1.32(c)         1.12(a)         1.00           1.00(c)
      Excluding reimbursements(b)                             1.54(c)         1.31            1.20           1.21(c)
   Expenses excluding dividend expense on securities
      sold short (%)
      Including reimbursements(b)                             1.00(c)         1.00(a)         1.00           1.00(c)
      Excluding reimbursements(b)                             1.23(c)         1.19            1.20           1.21(c)
   Net investment income (%)                                   .96(c)         1.22            4.09           1.88(c)
Portfolio turnover (%)(f)                                      208(d)          471(d)          200(e)         443(e)

  * Fund commenced operations on January 24, 2005.
 ** Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
*** For the  six-month  period  ended June 30,  2008,  average  net assets  were
    $228,899,000.
(a) For the year ended December 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Calculated excluding securities sold short, covers on securities sold short, and options transactions. For the portion of the Fund invested in ETFs and bonds, calculated using average daily market value.
(e) Calculated using average daily market value for the number of months during which the Fund was invested in long-term securities (ETFs and bonds), which, for the year ended December 31, 2006, and the period ended December 31, 2005, were two and seven, respectively.
(f) The Fund's various investment strategies will likely create a large volume of purchase and sales transactions relative to the market value of portfolio investments, which results in portfolio turnover rates' exceeding 100%.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2008

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2008, through June 30, 2008.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

52

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2008

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                               EXPENSES PAID
                                      BEGINNING              ENDING            DURING PERIOD*
                                    ACCOUNT VALUE        ACCOUNT VALUE        JANUARY 1, 2008 -
                                   JANUARY 1, 2008       JUNE 30, 2008         JUNE 30, 2008
                                  -------------------------------------------------------------
Actual                                $1,000.00            $  982.00                $6.50

Hypothetical
  (5% return before expenses)          1,000.00             1,018.30                 6.62

        *Expenses are equal to the Fund's annualized expense ratio of 1.32%, which is net of any reimbursements and expenses paid indirectly and includes dividend expense for securities sold short, multiplied by the average account value over the period, multiplied by 182 days/366 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of (1.80)% for the six-month period of January 1, 2008, through June 30, 2008.

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2008 (UNAUDITED)

         At a meeting of the Board of Trustees ("the Board") held on April 9, 2008, the Board, including the Trustees who are not "interested persons" of the Trust (the "Independent Trustees"), approved the continuance of the Investment Advisory Agreement between the Trust and the Manager with respect to the Fund and the Subadvisory Agreements with respect to the Fund.

         In advance of the meeting, the Trustees received and considered a variety of information relating to the Investment Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

         At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Investment Advisory Agreement is considered, particular focus is given to information

54

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2008 (UNAUDITED)

         concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement included certain information previously received at such meetings.

INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

         After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

         The Board considered the Manager's management style and the performance of its duties under the Investment Advisory Agreement.

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2008 (UNAUDITED)

         The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Manager and its affiliates provide compliance and administrative services to the Fund. The Trustees, guided also by information obtained from their experiences as directors/trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies in the same investment

56

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2008 (UNAUDITED)

         classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment as well as any fee waivers or reimbursements - was below the median of both its expense group and expense universe. The data indicated that the Fund's total expenses, after reimbursements, were below the median of both its expense group and expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee.

         In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance was below the average of its performance universe and its Lipper index for the one-year period ended December 31, 2007. The Board also noted that the Fund's percentile performance ranking was in the bottom 50% of its performance universe for the one-year period ended December 31, 2007. The Board took into account management's discussion of the Fund's performance, including actions taken to address performance, such as the addition of another subadviser in 2007. The Board also took into account the fact that the Fund has a limited performance history because it only recently

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2008 (UNAUDITED)

         commenced operations. The Board also noted management's discussion of the investment category in which the Fund was placed for comparison purposes.

         COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager reimbursed the Fund for expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

         ECONOMIES OF SCALE. The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also noted that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board also considered the fee waivers and expense reimbursement arrangements by the Manager. The Board determined that the current investment management fee structure was reasonable.

58

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2008 (UNAUDITED)

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others:
         (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is being addressed; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the interests of the Fund and its shareholders.

SUBADVISORY AGREEMENTS
--------------------------------------------------------------------------------

         In approving the Subadvisory Agreements with respect to the Fund, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund by each Subadviser, including the personnel providing services; (ii) each Subadviser's compensation and any other benefits derived from the subadvisory relationship; (iii) comparisons, to the extent available, of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreements. The Board's analysis of these factors is set forth below.

         After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Subadvisory Agreements. In approving the Subadvisory Agreements, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2008 (UNAUDITED)

         NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL. The Board considered information provided to it regarding the services provided by each Subadviser. The Board considered each Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who would be responsible for managing the investment of portfolio securities with respect to the Fund and each Subadviser's level of staffing. The Board noted that the materials provided to it by each Subadviser indicated that the method of compensating portfolio managers is reasonable and includes appropriate mechanisms to prevent a manager with underperformance from taking undue risks. The Board also noted each Subadviser's brokerage practices. The Board also considered each Subadviser's regulatory and compliance history. The Board noted that the Manager's monitoring processes of the Subadvisers would include:
         (i) regular telephonic meetings to discuss, among other matters, investment strategies, and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence reviews of each Subadviser.

         SUBADVISER COMPENSATION. The Board also took into consideration the financial condition of each Subadviser. In considering the cost of services to be provided by each Subadviser and the profitability to each Subadviser of its relationship with the Fund, the Board noted the undertakings of the Manager to maintain expense limitations for the Fund and also noted that the fees under the Subadvisory Agreements would be paid by the Manager. The Board also relied on the ability of the Manager to negotiate the Subadvisory Agreements and the fees thereunder at arm's length. The Board also considered information relating to the cost of services to be provided by each Subadviser, each Subadviser's anticipated profitability with respect to the Fund, and the potential economies of scale in each Subadviser's management of the Fund, to the extent available. However, this information was less

60

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2008 (UNAUDITED)

         significant to the Board's consideration of the Subadvisory Agreements than the other factors considered for the above reasons.

         SUBADVISORY FEES AND FUND PERFORMANCE. The Board compared the subadvisory fees for the Fund with the fees each Subadviser charges to comparable clients, as applicable. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager pays a subadvisory fee to each Subadviser. The Board took into account that the advisory fees paid by the Fund would not change. The Board noted the Manager's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadviser. The Board also noted each Subadviser's long-term performance record for similar accounts, as applicable.

         CONCLUSION. The Board reached the following conclusions regarding each Subadvisory Agreement, among others: (i) each Subadviser is qualified to manage a portion of the Fund's assets in accordance with its investment objectives and policies; (ii) each Subadviser maintains an appropriate compliance program; (iii) the performance of the Fund is being addressed; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and each Subadviser. Based on its conclusions, the Board determined that approval of the Subadvisory Agreements with respect to the Fund would be in the best interests of the Fund and its shareholders.

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Barbara B. Ostdiek, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

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              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
            UNDERWRITER, AND    San Antonio, Texas 78265-9825
                 DISTRIBUTOR

--------------------------------------------------------------------------------

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

--------------------------------------------------------------------------------

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

--------------------------------------------------------------------------------

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

--------------------------------------------------------------------------------

                 MUTUAL FUND    LEARN MORE NOW
          SELF-SERVICE  24/7    At "Products & Services" click
                AT  USAA.COM    "Investments" then "Mutual Funds"

                     OR CALL    View account balance, transactions, fund
              (800) 531-USAA    prices; or exchange/redeem fund shares.
                       (8722)   Go to "My Accounts" then "Investments"

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-USAA (8722); (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE AT NO CHARGE (I) AT USAA.COM; AND
(II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-USAA (8722); (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) 732-0330.

-------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
                                                                   Postage
                                                                   P A I D
                                                                     USAA
                                                                -------------
   SAVE PAPER AND FUND COSTS
   At USAA.COM click: MY DOCUMENTS
   Set preferences to USAA DOCUMENTS ONLINE

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

48704-0808                                   (C)2008, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended June 30, 2008

By:*     MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    AUGUST 22, 2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    AUGUST 26, 2008
         ------------------------------


By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    AUGUST 25, 2008
         ------------------------------


*Print the name and title of each signing officer under his or her signature.